Prepayments, Deposits and Other Assets, Net	12 Months Ended
Dec. 31, 2019
Prepayments Deposits And Other Assets Net [Abstract]
Prepayments, deposits and other assets, net

Note 4 — Prepayments, deposits and other assets, net

Prepayments, deposits and other assets, net consisted of the following:

	As of December 31,
	2019	2018

Advances to suppliers	$31,449	$138,464
Security deposits *	755,886	857,676
Advances to employees	91,108	248,191
Prepaid expense	377,501	222,862
Deferred offering cost	-	400,640
Others	158,554	109,721
	1,414,498	1,977,554
Less: Long term portion	(759,397)	(865,498)
Allowance for doubtful accounts	(31,139)	(14,047)
Prepayments, deposits and other assets – current portion	$623,962	$1,098,009

*	Security deposits represent contract fulfillment deposits required by customer for specific projects, rent deposits and etc.

Movement of allowance for doubtful accounts is as follows:

	As of December 31,
	2019	2018	2017

Beginning balance	$14,047	$19,422	$10,648
(Recovery) provision for doubtful accounts	17,400	(4,510)	7,760
Foreign currency translation adjustments	(308)	(865)	1,014
Ending balance	$31,139	$14,047	$19,422